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MASSACHUSETTS MUNICIPAL CASH TRUST - BOSTON 1784 FUNDS SHARES

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

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Effective June 23, 2000, the "Boston 1784 Funds Shares" were renamed the
"Galaxy-BKB Shares." Accordingly, all references to "Boston 1784 Funds" should be changed to "Galaxy-BKB" and all references to "BankBoston" should be changed to "Fleet National Bank" throughout the prospectus and statement of additional information.

In addition, please note the following important policy changes to the "Shareholder Services" section of the prospectus:

TRANSACTIONS. Shareholders should call 1-877-BUY-GALAXY (1-877-289-4252) for account or Fund information and to make purchases, redemptions or exchanges by telephone. All correspondence (by regular mail AND express or overnight service) should be sent to: The Galaxy Funds, P.O. Box 6520, Providence, RI 02940-6520. All checks should be made payable to "The Galaxy Fund-Massachusetts Municipal Cash Trust."

WIRE TRANSFERS. All wire transfers and instructions should be sent to Fleet National Bank, 75 State Street, Boston, MA 02109, ABA #011-000-138, DDA #79673-5702, Ref: The Galaxy Fund, Account Number and Account Registration.

EXCHANGES. You may exchange your shares for Galaxy-BKB Shares of any of the Galaxy Funds without paying a sales charge. Additionally, you may exchange your shares for Retail A Shares of any of the Galaxy Funds that do not offer Galaxy-BKB Shares without paying a sales charge.

PURCHASES. As a holder of Galaxy-BKB Shares, you may purchase Galaxy-BKB Shares of any other Galaxy Fund without paying a sales charge. Additionally, you may purchase Retail A Shares of any of the Galaxy Funds that do not offer Galaxy-BKB Shares without paying a sales charge.

SIGNATURE GUARANTEES. Signature guarantees are required for redemption requests over $50,000.

Finally, on page 3 of the prospectus, the Fund's "Other Expenses" increased from 0.16% to 0.18%, its "Total Fund Operating Expenses" increased from 0.91% to 0.93%, and its "Total Actual Annual Fund Operating Expenses" increased from 0.56% to 0.58%. This increase, which also was effective June 23, 2000, reflects a revised agreement with the Fund's transfer agent.

                                                                   June 29, 2000

Cusip 60934N237
G00507-06